Shareholders' Equity (Details) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Expected volatility	57.50%
Risk-free rate	2.22%
Dividend yield
Expected term (in years)	6 years 1 month 9 days	6 years 1 month 9 days	6 years 1 month 9 days
Share price	$ 5.37
Maximum [Member]
Expected volatility		61.12%	61.00%	59.00%	60.00%
Risk-free rate		2.83%	2.83%	2.07%	1.60%
Expected term (in years)				6 years 1 month 9 days	6 years 1 month 9 days
Share price		$ 28.75	$ 28.75	$ 50.00	$ 297.00
Minimum [Member]
Expected volatility		57.07%	57.00%	55.00%	53.00%
Risk-free rate		2.74%	2.74%	1.78%	1.16%
Expected term (in years)				5 years 3 months 22 days	5 years 3 months 22 days
Share price		$ 25.50	$ 25.5	$ 32.50	$ 170